Related Party Transactions and Balances (Details) - Loan [Member] $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Sep. 30, 2025	Mar. 31, 2026 CNY (¥)
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans	4.00%
WORK Medical Technology Group LTD [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans	3.00%
Jiangsu EZGO [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans		4.00%
Loan amount	$ 8.1		¥ 55.6
Offset loan	$ 5.8		¥ 40,000,000
Annual interest rate	5.00%		5.00%